Property, Plant and Equipment, Net	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 7. Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

	Estimated Useful Lives	March 31, 2012	December 31, 2011
		(in thousands)
Machinery and equipment	1.5 to 7 years	$15,608	$14,951
Leasehold improvements	3 to 10 years	6,918	5,747
Office equipment, furniture and fixtures	5 to 7 years	912	1,249
Purchased software	5 to 7 years	2,793	2,733

		26,231	24,680
Less: accumulated depreciation		(7,335)	(6,355)

		$18,896	$18,325